Mutual Funds Depositary Function (Tables)	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Summary of Shares Held in Mutual Funds Subscribed by Third Parties and Assets from Mutual Funds
As of December 31, 2025 Banco Macro SA, in its capacity as depositary company, holds in custody the shares in mutual funds subscribed by third parties and assets from the following mutual funds:

Funds	Number of shares	Equity
Argenfunds Abierto Pymes	3,170,118,969	73,135,349
Argenfunds Abierto Pymes II	8,783,667,212	14,168,004
Argenfunds Ahorro Pesos	29,097,632	3,863,390
Argenfunds Financiamiento Pesos	9,558,224,291	10,154,728
Argenfunds Gestión Pesos	34,474,906,771	68,252,911
Argenfunds Infraestructura	4,573,244,689	6,585,432
Argenfunds Inversión Dólares	130,249	202,496
Argenfunds Inversión Pesos	26,097,419,429	28,248,055
Argenfunds Liquidez	7,018,223,331	118,228,474
Argenfunds Liquidez Dólares	4,797,621	7,082,244
Argenfunds Renta Argentina	355,916,114	53,191,296
Argenfunds Renta Balanceada	81,991,416	7,136,807
Argenfunds Renta Capital	4,261,226	6,919,123
Argenfunds Renta Crecimiento	54,522	146,733
Argenfunds Renta Dinámica	174,680,528,605	73,468,383
Argenfunds Renta Fija	21,670,799	2,544,930
Argenfunds Renta Fija II	33,647,261,392	51,888,554
Argenfunds Renta Flexible	200,205,163	6,668,373
Argenfunds Renta Global	3,033,969	24,627
Argenfunds Renta Mixta	1,154,082,668	27,071,588
Argenfunds Renta Mixta Plus	838,077	1,253,991
Argenfunds Renta Pesos	7,279	3,622
Argenfunds Renta Total	568,371,479	4,560,314
Argenfunds Renta Variable	2,834,890,054	2,581,636
Argenfunds Retorno Absoluto	63,420,101	1,483,560
Pionero Acciones	24,130,060	39,635,145
Pionero Acciones Argentinas (1)	22,635	8,183,696
Pionero Acciones Plus	12,711,573	3,870,060
Pionero Ahorro Dólares Plus	102,917,184	155,386,540

Funds (contd.)	Number of shares	Equity
Pionero Ahorro Dólares	57,998,310	90,817,600
Pionero Argentina Bicentenario	411,654,410	23,441,588
Pionero Capital	1,819,935,732	8,500,528
Pionero Capital Plus (1)	52,643,940	4,619,830
Pionero Crecimiento	2,457,239,120	25,640,547
Pionero Desarrollo	6,375,890,765	82,289,753
Pionero Dólar Dinámico	31,402,547	48,019,105
Pionero Dólar Gestión	1,000	1,459
Pionero Empresas FCI Abierto Pymes	452,678,165	29,605,166
Pionero FF	148,042,291	32,978,702
Pionero Gestión	2,661,310,883	90,840,547
Pionero Fondo Común de Inversión Abierto para el Financiamiento de la Infraestructura y la Economía Real	751,339,074	4,293,612
Pionero Inversión Dólares	10,916,311	17,702,831
Pionero Moneda	11,605,807,478	15,619,721
Pionero Money Market Dólares	422,894,777	626,032,070
Pionero Multiestrategia Mix	100,000	166
Pionero Multiestrategia Plus	100,000	166
Pionero Patrimonio I (1)	51,428,750,430	91,790,314
Pionero Performance	212	100
Pionero Performance II	50,038	2,103
Pionero Performance III	666	99
Pionero Pesos	6,535,845,768	592,667,796
Pionero Pesos Plus (1)	41,909,363,575	2,205,660,178
Pionero Recovery	2,068,683,159	6,026,145
Pionero Renta	9,316,051	13,033,646
Pionero Renta Ahorro	701,672,337	186,056,091
Pionero Renta Ahorro Plus	758,856,157	45,401,145
Pionero Renta Balanceado	4,559,413,671	54,070,667
Pionero Renta Crecimiento (1)	6,517,746	11,831,291
Pionero Renta Dólar Estrategia	13,773,895	24,748,378
Pionero Renta Dólares	22,551,349	39,037,813
Pionero Renta Dólares Plus	5,706,511	16,320,649
Pionero Renta Estratégico	515,348,677	33,207,962
Pionero Renta Fija Dólares	18,993,130	55,234,604
Pionero Renta Global (1)	31,255,857	6,457,877
Pionero Renta Mixta I	301,650,531	19,099,955
Pionero Renta Pesos	42,029,876	6,987,373
Pionero Retorno	7,851,544,078	15,468,662
Pionero Retorno Total	22,007,748	2,260,519

(1)
On October 15, 2025, the Board of Directors of Macro Fondos SGFCISA approved a scheme for the reorganization and merger of various Mutual Funds managed by the entity. As part of that scheme, on November 19, 2025, the CNV, through resolution
RESFC-23346-APN-DIR#CNV,
approved the merger by absorption of the funds “Pionero Pesos Plus II” (former Goal) and “Pionero Premium” (former Goal) into the fund “Pionero Pesos Plus”, which was effective on December 9, 2025, and proceeded to cancel the registration of the funds “Pionero Pesos II” (former Goal) and “Pionero Premium” (former Goal), under registration numbers No. 151 and No. 1334. Additionally, on December 10, 2025, the CNV, through resolution
RESFC-2025-23370-APN-DIR#CNV,
approved the merger by absorption of the fund “Pionero Ahorro Max” (former Goal) into the fund “Pionero Patrimonio I”, which was effective on December 29, 2025, and proceeded to cancel the registration of the fund “Pionero Ahorro Max” (former Goal), under registration number No. 623.